Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2019 USD ($) PSU	Mar. 31, 2019 USD ($) PSU	Jun. 30, 2018 USD ($) PSU	Mar. 31, 2018 USD ($) PSU	Jun. 30, 2019 PSU	Dec. 31, 2018 USD ($) PSU	Jun. 30, 2018 PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	654,457	655,727	656,654	656,599	655,727	655,727	656,599
Beginning balance | $				$ 1,430
Granted | PSU	2,850	188,560	1,590	218,670
Accrual related to the fair value of the PSUs outstanding | PSU	0	0	0	0		0
Foreign exchange adjustment | PSU	0	0	0	0		0
Paid | PSU	(39,836)	(189,214)		(218,615)
Forfeited | PSU	(7,629)	(616)	(2,517)
Ending balance | PSU	609,842	654,457	655,727	656,654	609,842	655,727	655,727
Granted | $	$ 0	$ 0	$ 0	$ 0
Accrual related to the fair value of the PSUs outstanding | $	2,417	7,124	3,316	184		$ 6,018
Foreign exchange adjustment | $	148	185	(21)	(32)		(132)
Paid | $	(1,624)	(7,701)
Forfeited | $		(15)	(6)
Ending balance | $	$ 11,291	$ 10,350	$ 4,871	$ 1,582		$ 10,757